UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net income/(loss)	$ 59,870	$ (30,411)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	109,252	121,775
Vessel impairment charge	0	34,093
Amortization of deferred charges	3,147	4,206
Amortization of charter related deferred asset and straight-lining of operating leases	3,036	(497)
Capitalized lease debt financing interest	4,744	3,636
Equity in earnings of associated companies	(1,207)	(1,146)
Gain on sale of vessels	(11,503)	(4,242)
Adjustment to fair value of derivatives recognized in the statement of operations	(5,889)	4,183
(Gain)/Loss on investments in equity securities	(697)	1,326
Loss on repurchase of bonds	0	144
Repayments from investment in sales-type assets	0	4,021
Other, net	1,844	1,392
Net changes in operating assets and liabilities	(40,188)	10,264
Net cash provided by operating activities	122,409	148,744
Investing activities
Purchase of vessels, capital improvements and newbuildings	(23,667)	(48,091)
Proceeds from sale of vessels	48,308	46,127
Other investments	(140)	0
Net cash provided by/(used in) investing activities	24,501	(1,964)
Financing activities
Proceeds from debt	305,600	244,042
Repayment of debt	(496,485)	(278,583)
Debt fees paid	(479)	(2,679)
Net cash flows on swaps	0	(6,265)
Cash received/(paid) from share issuances and repurchases	63,007
Cash received/(paid) from share issuances and repurchases		(10,025)
Cash dividends paid	(56,278)	(72,001)
Net cash used in financing activities	(184,635)	(125,511)
Net change in cash and cash equivalents	(37,725)	21,269
Cash and cash equivalents at start of the period	150,829	134,551
Cash and cash equivalents at end of the period	$ 113,104	$ 155,820